Issued capital and reserves	6 Months Ended
Jun. 30, 2021
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Issued capital and reserves
8. Issued capital and reserves

	Number of ordinary shares	Ordinary share capital £’000	Share premium £’000
At January 1, 2021	338,953,141	1,017	161,785

Issued during the period	205,557,122	617	79,001
Transaction costs for issued share capital	—	—	(234)

At June 30, 2021	544,510,263	1,634	240,552

At January 1, 2020	97,959,622	294	121,684

Issued during the period	240,754,340	722	41,408
Transaction costs for issued share capital	—	—	(1,307)

At June 30, 2020	338,713,962	1,016	161,785

Since January 1, 2021, the following alterations to the Company’s share capital have been made:

i)
On February 12, 2021, the Company issued and allotted 198,375,000 ordinary shares of £0.003 in nominal value in the capital of the Company at a price of £0.395 per share, equivalent to 39,675,000 ADS at a price of $2.726 per ADS, which resulted in proceeds of £78,358,125. Transaction costs incurred for the issuance of share capital was £0.2 million.

ii)
During the six months ended June 30, 2021, 14,954,491 warrants (equivalent to 2,990,898 ADSs) were exercised. These transactions were completed by way of a cashless exercise resulting in 4,621,147 ordinary shares (924,229 ADSs) being issued at the aggregate nominal value of the ordinary shares underlying the ADSs issued, in place of the exercise price of £0.348 per ordinary share. A further 460,135 warrants were also exercised on a cash basis at the exercise price of £0.348, which resulted in aggregate proceeds of £160,127.

iii)	On May 4, 2021 the Company issued and allotted 2,100,840 ordinary shares of £0.003 in nominal value in the capital of the Company at a price of £0.517 per share to Cancer Focus Fund.
Other capital reserves

	Share- based payments £’000	Equity component of convertible loan £’000	Other warrants issued £’000	Merger reserve £’000	Other reserve £’000	Total £’000
At January 1, 2021	19,843	34,565	44	40,818	33,104	128,374

Share-based payments expense during the period	1,760	—	—	—	—	1,760
Share option exercise	(108)	—	—	—	—	(108)

At June 30, 2021	21,495	34,565	44	40,818	33,104	130,026

At January 1, 2020	18,285	—	44	40,818	—	59,147

Share-based payments expense during the period	1,061	—	—	—	—	1,061
Shares issued	(150)	—	—	—	—	(150)
Equity component of the Novartis convertible loan instrument and warrants	—	1,084	—	—	—	1,084
Conversion of the Loan Notes following the Resolutions passing on 30 June 2020	—	—	—	—	33,104	33,104
Reclassification of the remaining embedded derivative following the Resolutions passing on 30 June 2020	—	33,481	—	—	—	33,481

At June 30, 2020	19,196	34,565	44	40,818	33,104	127,727

Share-based payments
The Company has a share option scheme under which options to subscribe for the Company’s shares have been granted to certain executives, non-executive
directors (“NEDs”) and employees. The share-based payment reserve is used to recognize (i) the value of equity settled share-based payments provided to employees, including key management personnel, as part of their remuneration and (ii) deferred equity consideration.
The total charge for the six months to June 30, 2021 in respect of all share option schemes was £1.8 million (June 30, 2020: £0.9 million).
During the six

months ended June 30, 2021, the Company granted 2,378,060 market value options over ADS under the Mereo 2019 Equity Incentive Plan to certain executives and other employees. The weighted average fair value of options granted was £1.84. The weighted average exercise price is $2.88. During the same period, the Company granted 296,000 market value options over ADS under the Mereo 2019 NED Equity Incentive Plan to certain non-executive
 directors
.
The weighted average fair value of options granted was £1.80.
The weighted average
exercise price is $2.81.

Options over ADSs issued during the six months ended June 30, 2021 were valued using the Black-Scholes model with the following weighted average inputs: expected volatility of 98%; risk free interest rate of 1%; expected life of 10 years; and market price per ADS of $2.87.